Disclosure of subsidiaries (Details)	12 Months Ended
Dec. 31, 2017
Asanko Ghana [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary	90.00%
Adansi Ghana [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary	100.00%
Asanko Gold Exploration Ghana Limited [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary	100.00%
Asanko Gold South Africa (PTY) Ltd. [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary	100.00%
Asanko International (Barbados) Inc. [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary	100.00%
Asanko Gold (Barbados) Inc. [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary	100.00%
PMI Gold Corporation [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary	100.00%